Segmental Report (Detail) - USD ($) $ in Millions			12 Months Ended			101 Months Ended
	May 05, 2025	Dec. 13, 2016	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 05, 2025
Disclosure of operating segments [line items]
Revenue			$ 8,751.3	$ 5,201.6	$ 4,500.7
Cost of sales			(3,680.8)	(2,843.7)	(2,747.0)
Cost of sales before gold inventory change and amortisation and depreciation			(2,699.1)	(2,202.3)	(2,042.4)
Salaries and wages			(503.6)	(405.4)	(399.7)
Utilities			(186.7)	(168.4)	(150.0)
Mine and other contractors			(996.7)	(851.5)	(715.9)
- Other			(566.2)	(384.8)	(376.0)
Gold inventory change			(61.3)	(14.0)	90.7
Amortisation and depreciation			(920.4)	(627.4)	(795.3)
Investment income			53.3	28.7	24.9
Finance expense			(120.7)	(50.4)	(62.9)
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations			58.1	0.0	0.0
Share-based payments			(25.4)	(4.4)	(9.1)
Long-term incentive plan			(43.2)	(14.5)	(55.8)
Exploration expense			(297.8)	(98.4)	(76.2)
Reversal of impairment of assets, net Impairment			281.3	(3.5)	(156.4)
Restructuring costs			(10.3)	(6.6)	(7.8)
Ghana expected credit loss			(66.0)	0.0	(33.2)
Gain on remeasurement of 50% previously held interest in Gruyere			808.2	0.0	0.0
Transaction costs on acquisition of Gold Road			(51.4)	0.0	0.0
Silicosis settlement costs			(0.7)	0.3	4.1
Profit/(loss) on disposal of assets			1.1	0.6	32.4
Royalties			(231.9)	(147.7)	(116.4)
Mining and income taxation			(1,649.2)	(697.1)	(465.1)
Profit/(loss) for the year			3,645.4	1,290.5	726.3
Owners of the parent			3,567.4	1,245.0	703.3
– Non-controlling interest holders			(29.4)	(10.6)	(11.1)
Less: Carrying value of 50% previously held interest in joint operation			0.0	0.0
Profit from continuing operations			3,645.4	1,290.5	745.2
Profit (loss) from discontinued operations			0.0	0.0	18.9
Share of results of equity accounted investees, net of tax			2.3	53.6	32.6
Gruyere rainfall event			(6.0)	12.0	0.0
Revenue from the sale of copper			228.1	192.7	207.6
Revenue from sale of silver			116.7
Profit on disposal of assets held for sale - Rusoro
Disclosure of operating segments [line items]
Gains on disposals of investments			0.0	62.3	0.0
Profit on disposal of asset held for sale - Asanko Gold
Disclosure of operating segments [line items]
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations			7.2	6.8
Gains on disposals of investments			0.0	5.6	0.0
Gruyere Gold project
Disclosure of operating segments [line items]
Percentage of ownership in joint operation	50.00%	50.00%				50.00%
Aggregate continuing and discontinued operations
Disclosure of operating segments [line items]
Revenue			8,751.3	5,201.6	4,616.1
Cost of sales			(3,680.8)	(2,843.7)	(2,815.9)
Cost of sales before gold inventory change and amortisation and depreciation			(2,699.1)	(2,202.3)	(2,102.9)
Salaries and wages			(503.6)	(405.4)	(409.6)
- Consumable stores			(445.9)	(392.2)	(427.1)
Utilities			(186.7)	(168.4)	(156.5)
Mine and other contractors			(996.7)	(851.5)	(732.7)
- Other			(566.2)	(384.8)	(376.9)
Gold inventory change			(61.3)	(14.0)	87.0
Amortisation and depreciation			(920.4)	(627.4)	(800.0)
Other (costs)/income			(130.5)	(142.3)	(93.0)
Investment income			53.3	28.7	24.9
Finance expense			(120.7)	(50.4)	(62.9)
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations			(58.1)
Share-based payments			(25.4)	(4.4)	(9.1)
Long-term incentive plan			(43.2)	(14.5)	(55.8)
Exploration expense			(297.8)	(98.4)	(76.2)
Reversal of impairment of assets, net Impairment			281.3	(3.5)	(156.4)
Restructuring costs			(10.3)	(6.6)	(7.8)
Ghana expected credit loss			(66.0)		(33.2)
Gain on remeasurement of 50% previously held interest in Gruyere			808.2
Transaction costs on acquisition of Gold Road			(51.4)
Silicosis settlement costs			(0.7)	0.3	4.1
Profit/(loss) on disposal of assets			1.1	0.6	32.4
Royalties			(231.9)	(147.7)	(123.0)
Mining and income taxation			(1,649.2)	(697.1)	(465.1)
Current taxation			(980.2)	(550.2)	(458.3)
Deferred taxation			(669.0)	(146.9)	(6.8)
Profit/(loss) for the year			3,645.5	1,290.5	779.1
Owners of the parent			3,567.5	1,245.0	756.1
– Non-controlling interest holders			78.0	45.5	23.0
Total assets (excluding deferred taxation)			15,187.0	9,988.0	8,054.1
Total liabilities (excluding deferred taxation)			5,151.1	4,272.2	3,217.2
Net deferred taxation (assets)/liabilities			1,363.5	348.9	217.1
Capital expenditure			1,398.5	1,183.4	1,079.5
Share of results of equity accounted investees, net of tax			2.3	53.6	51.5
Aggregate continuing and discontinued operations | Profit on disposal of assets held for sale - Rusoro
Disclosure of operating segments [line items]
Gains on disposals of investments				62.3
Aggregate continuing and discontinued operations | Profit on disposal of asset held for sale - Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments				5.6
Discontinued operations
Disclosure of operating segments [line items]
Share of results of equity accounted investees, net of tax			0.0	0.0	(18.9)
Discontinued operations | Purchase Price Allocation Fair Value Adjustment | Profit on disposal of asset held for sale - Asanko Gold
Disclosure of operating segments [line items]
Share of results of equity accounted investees, net of tax					6.0
Discontinued operations | Impairment | Profit on disposal of asset held for sale - Asanko Gold
Disclosure of operating segments [line items]
Share of results of equity accounted investees, net of tax			0.0	0.0	46.9
Corporate and other
Disclosure of operating segments [line items]
Share of results of equity accounted investees, net of tax			2.3	53.6	32.6
Corporate related costs			44.0	25.7	6.0
Operating segments
Disclosure of operating segments [line items]
Revenue					4,500.7
Cost of sales					(2,747.0)
Cost of sales before gold inventory change and amortisation and depreciation					(2,042.4)
Salaries and wages					(399.7)
- Consumable stores					(400.8)
Utilities					(150.0)
Mine and other contractors					(715.9)
- Other					(376.0)
Gold inventory change					90.7
Amortisation and depreciation					(795.3)
Other (costs)/income					(87.0)
Investment income					24.9
Finance expense					(62.9)
Share-based payments					(9.1)
Long-term incentive plan					(55.8)
Exploration expense					(76.2)
Reversal of impairment of assets, net Impairment					(156.4)
Restructuring costs					(7.8)
Ghana expected credit loss					(33.2)
Silicosis settlement costs					4.1
Profit/(loss) on disposal of assets					32.4
Royalties					(116.4)
Mining and income taxation					(465.1)
Current taxation					(458.3)
Deferred taxation					(6.8)
Profit/(loss) for the year					745.2
Owners of the parent					722.2
– Non-controlling interest holders					23.0
Total assets (excluding deferred taxation)					7,900.8
Total liabilities (excluding deferred taxation)					3,217.2
Net deferred taxation (assets)/liabilities					217.1
Capital expenditure					1,054.7
Operating segments | Corporate and other
Disclosure of operating segments [line items]
Revenue			0.0	0.0	0.0
Cost of sales			(43.8)	(15.5)	(14.0)
Cost of sales before gold inventory change and amortisation and depreciation			0.0	0.0	0.0
Salaries and wages			0.0	0.0	0.0
- Consumable stores			0.0	0.0	0.0
Utilities			0.0	0.0	0.0
Mine and other contractors			0.0	0.0	0.0
- Other			0.0	0.0	0.0
Gold inventory change			0.0	0.0	0.0
Amortisation and depreciation			(43.8)	(15.5)	(14.0)
Other (costs)/income			(40.3)	(91.3)	(38.6)
Investment income			26.5	15.5	9.9
Finance expense			(43.2)	12.2	(2.1)
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations			19.4
Share-based payments			(10.3)	(1.2)	(5.6)
Long-term incentive plan			(12.7)	(1.4)	(17.2)
Exploration expense			(215.7)	(36.8)	(2.0)
Reversal of impairment of assets, net Impairment			127.0	0.0	0.0
Restructuring costs			0.0	(2.5)	0.0
Ghana expected credit loss			0.0		0.0
Gain on remeasurement of 50% previously held interest in Gruyere			0.0
Transaction costs on acquisition of Gold Road			(51.4)
Silicosis settlement costs			(0.7)	0.3	4.1
Profit/(loss) on disposal of assets			0.0	0.0	0.0
Royalties			0.0	0.0	0.0
Mining and income taxation			(112.9)	(58.1)	(23.8)
Current taxation			(31.7)	(24.5)	(13.4)
Deferred taxation			(81.2)	(33.6)	(10.4)
Profit/(loss) for the year			(396.9)	(110.9)	(89.3)
Owners of the parent			(396.9)	(110.9)	(89.3)
– Non-controlling interest holders			0.0	0.0	0.0
Total assets (excluding deferred taxation)			1,514.9	1,743.9	475.8
Total liabilities (excluding deferred taxation)			2,550.0	779.1	(228.8)
Net deferred taxation (assets)/liabilities			63.8	16.6	(22.4)
Capital expenditure			$ 39.8	2.3	$ 2.2
Operating segments | Corporate and other | Profit on disposal of assets held for sale - Rusoro
Disclosure of operating segments [line items]
Gains on disposals of investments				62.3
Operating segments | Corporate and other | Profit on disposal of asset held for sale - Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments				$ 5.6
South deep
Disclosure of operating segments [line items]
Applicable tax rate			29.00%	29.00%	28.00%
Asanko
Disclosure of operating segments [line items]
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations			$ 7.2	$ 6.8	$ 0.0
Less: Carrying value of 50% previously held interest in joint operation					153.3
South Africa
Disclosure of operating segments [line items]
Royalties			(25.3)	(3.2)	(3.1)
South Africa | Operating segments | South deep
Disclosure of operating segments [line items]
Revenue			1,065.9	646.4	622.8
Cost of sales			(476.7)	(419.7)	(384.2)
Cost of sales before gold inventory change and amortisation and depreciation			(402.4)	(356.4)	(315.2)
Salaries and wages			(132.2)	(112.3)	(102.2)
- Consumable stores			(116.5)	(112.9)	(102.0)
Utilities			(52.1)	(41.5)	(36.4)
Mine and other contractors			(55.0)	(49.3)	(41.6)
- Other			(46.6)	(40.4)	(33.0)
Gold inventory change			4.1	(1.7)	(13.8)
Amortisation and depreciation			(78.4)	(61.6)	(55.2)
Other (costs)/income			(5.1)	(3.9)	(3.1)
Investment income			10.6	5.1	8.4
Finance expense			(1.1)	(1.0)	(1.5)
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations			0.0
Share-based payments			(3.2)	(0.1)	(0.3)
Long-term incentive plan			(7.2)	(2.9)	(4.9)
Exploration expense			0.0	0.0	0.0
Reversal of impairment of assets, net Impairment			158.1	0.0	0.0
Restructuring costs			0.0	(0.1)	0.0
Ghana expected credit loss			0.0		0.0
Gain on remeasurement of 50% previously held interest in Gruyere			0.0
Transaction costs on acquisition of Gold Road			0.0
Silicosis settlement costs			0.0	0.0	0.0
Profit/(loss) on disposal of assets			1.1	0.6	0.3
Royalties			(25.2)	(3.2)	(3.1)
Mining and income taxation			(210.3)	(57.6)	(68.6)
Current taxation			(0.5)	(0.2)	(0.5)
Deferred taxation			(209.8)	(57.4)	(68.1)
Profit/(loss) for the year			506.8	163.6	165.8
Owners of the parent			478.2	157.7	159.6
– Non-controlling interest holders			28.6	5.9	6.2
Total assets (excluding deferred taxation)			1,391.8	948.5	919.4
Total liabilities (excluding deferred taxation)			118.7	501.5	680.8
Net deferred taxation (assets)/liabilities			320.5	85.9	30.9
Capital expenditure			128.2	111.6	93.1
South Africa | Operating segments | South deep | Profit on disposal of assets held for sale - Rusoro
Disclosure of operating segments [line items]
Gains on disposals of investments				0.0
South Africa | Operating segments | South deep | Profit on disposal of asset held for sale - Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments				0.0
Ghana
Disclosure of operating segments [line items]
Exploration expense			0.0	(3.0)	(9.0)
Royalties			(98.8)	(77.9)	(54.6)
Ghana | Operating segments | Tarkwa
Disclosure of operating segments [line items]
Revenue			1,642.6	1,301.9	1,068.9
Cost of sales			(744.4)	(641.4)	(603.0)
Cost of sales before gold inventory change and amortisation and depreciation			(490.5)	(519.7)	(455.1)
Salaries and wages			(62.5)	(54.6)	(59.3)
- Consumable stores			(101.4)	(93.7)	(109.6)
Utilities			(25.2)	(23.8)	(21.2)
Mine and other contractors			(254.0)	(308.8)	(226.3)
- Other			(47.5)	(38.8)	(38.7)
Gold inventory change			(116.7)	13.1	52.9
Amortisation and depreciation			(137.2)	(134.8)	(200.8)
Other (costs)/income			(14.7)	(8.9)	(16.6)
Investment income			5.8	2.8	2.6
Finance expense			(14.7)	(14.6)	(14.8)
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations			0.0
Share-based payments			(2.5)	(0.4)	(0.8)
Long-term incentive plan			(5.5)	(2.8)	(6.6)
Exploration expense			0.0	(3.0)	(6.0)
Reversal of impairment of assets, net Impairment			0.0	0.0	0.0
Restructuring costs			(8.7)	(3.6)	(1.6)
Ghana expected credit loss			(66.0)		(25.4)
Gain on remeasurement of 50% previously held interest in Gruyere			0.0
Transaction costs on acquisition of Gold Road			0.0
Silicosis settlement costs			0.0	0.0	0.0
Profit/(loss) on disposal of assets			0.0	0.2	0.0
Royalties			(82.1)	(62.5)	(42.8)
Mining and income taxation			(254.1)	(198.7)	(129.5)
Current taxation			(217.3)	(170.1)	(129.4)
Deferred taxation			(36.8)	(28.6)	(0.1)
Profit/(loss) for the year			455.6	369.0	224.4
Owners of the parent			410.0	332.1	202.0
– Non-controlling interest holders			45.6	36.9	22.4
Total assets (excluding deferred taxation)			1,737.1	1,643.5	1,475.4
Total liabilities (excluding deferred taxation)			323.2	314.4	364.4
Net deferred taxation (assets)/liabilities			226.8	190.0	161.4
Capital expenditure			248.7	206.5	216.3
Ghana | Operating segments | Tarkwa | Profit on disposal of assets held for sale - Rusoro
Disclosure of operating segments [line items]
Gains on disposals of investments				0.0
Ghana | Operating segments | Tarkwa | Profit on disposal of asset held for sale - Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments				0.0
Ghana | Operating segments | Damang
Disclosure of operating segments [line items]
Revenue			333.1	323.5	297.0
Cost of sales			(237.6)	(269.9)	(303.5)
Cost of sales before gold inventory change and amortisation and depreciation			(187.4)	(132.8)	(178.0)
Salaries and wages			(19.8)	(19.9)	(23.8)
- Consumable stores			(37.3)	(41.0)	(46.4)
Utilities			(15.4)	(20.9)	(17.4)
Mine and other contractors			(98.4)	(32.6)	(70.0)
- Other			(16.5)	(18.4)	(20.4)
Gold inventory change			(23.5)	(105.3)	(45.0)
Amortisation and depreciation			(26.7)	(31.8)	(80.5)
Other (costs)/income			(25.5)	(2.1)	(4.6)
Investment income			0.7	0.3	0.2
Finance expense			(4.0)	(4.2)	(5.0)
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations			0.0
Share-based payments			0.0	0.0	(0.1)
Long-term incentive plan			(0.1)	1.0	(2.2)
Exploration expense			0.0	0.0	(3.0)
Reversal of impairment of assets, net Impairment			0.0	0.0	0.0
Restructuring costs			(1.6)	(0.4)	(5.5)
Ghana expected credit loss			0.0		(7.8)
Gain on remeasurement of 50% previously held interest in Gruyere			0.0
Transaction costs on acquisition of Gold Road			0.0
Silicosis settlement costs			0.0	0.0	0.0
Profit/(loss) on disposal of assets			0.0	0.0	0.0
Royalties			(16.7)	(15.5)	(11.9)
Mining and income taxation			(21.4)	(9.3)	(7.3)
Current taxation			(24.7)	(16.2)	(21.4)
Deferred taxation			3.3	6.9	14.1
Profit/(loss) for the year			26.9	23.4	(53.7)
Owners of the parent			24.2	21.1	(48.3)
– Non-controlling interest holders			2.7	2.3	(5.4)
Total assets (excluding deferred taxation)			166.8	229.2	331.4
Total liabilities (excluding deferred taxation)			116.5	87.6	98.9
Net deferred taxation (assets)/liabilities			(10.1)	(6.9)	0.0
Capital expenditure			(3.7)	4.7	4.9
Ghana | Operating segments | Damang | Profit on disposal of assets held for sale - Rusoro
Disclosure of operating segments [line items]
Gains on disposals of investments				0.0
Ghana | Operating segments | Damang | Profit on disposal of asset held for sale - Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments				0.0
Ghana | Operating segments | Asanko | Discontinued operations
Disclosure of operating segments [line items]
Revenue					115.4
Cost of sales					(68.9)
Cost of sales before gold inventory change and amortisation and depreciation					(60.5)
Salaries and wages					(9.9)
- Consumable stores					(26.3)
Utilities					(6.5)
Mine and other contractors					(16.8)
- Other					(1.0)
Gold inventory change					(3.7)
Amortisation and depreciation					(4.7)
Other (costs)/income					(6.0)
Investment income					0.0
Finance expense					0.0
Share-based payments					0.0
Long-term incentive plan					0.0
Exploration expense					0.0
Reversal of impairment of assets, net Impairment					0.0
Restructuring costs					0.0
Ghana expected credit loss					0.0
Silicosis settlement costs					0.0
Profit/(loss) on disposal of assets					0.0
Royalties					(6.6)
Mining and income taxation					0.0
Current taxation					0.0
Deferred taxation					0.0
Profit/(loss) for the year					34.0
Owners of the parent					34.0
– Non-controlling interest holders					0.0
Total assets (excluding deferred taxation)					153.3
Total liabilities (excluding deferred taxation)					0.0
Net deferred taxation (assets)/liabilities					0.0
Capital expenditure					24.8
Peru
Disclosure of operating segments [line items]
Exploration expense			(10.5)	(7.0)	(3.9)
Royalties			(15.9)	(7.1)	(7.0)
Peru | Operating segments | Cerro Corona
Disclosure of operating segments [line items]
Revenue			596.7	410.8	451.4
Cost of sales			(253.2)	(250.6)	(291.6)
Cost of sales before gold inventory change and amortisation and depreciation			(241.3)	(226.7)	(227.1)
Salaries and wages			(58.1)	(47.1)	(46.3)
- Consumable stores			(29.4)	(30.8)	(35.1)
Utilities			(14.4)	(13.9)	(14.1)
Mine and other contractors			(107.7)	(107.9)	(69.8)
- Other			(31.6)	(27.0)	(61.8)
Gold inventory change			47.7	35.5	46.2
Amortisation and depreciation			(59.6)	(59.4)	(110.7)
Other (costs)/income			(4.2)	(7.6)	(11.3)
Investment income			0.0	0.0	0.0
Finance expense			(9.7)	(15.1)	(11.8)
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations			(77.5)
Share-based payments			(2.1)	(1.2)	(1.3)
Long-term incentive plan			(5.3)	(2.2)	(7.4)
Exploration expense			(10.5)	(6.9)	(3.9)
Reversal of impairment of assets, net Impairment			0.0	(3.5)	(156.4)
Restructuring costs			0.0	0.0	0.0
Ghana expected credit loss			0.0		0.0
Gain on remeasurement of 50% previously held interest in Gruyere			0.0
Transaction costs on acquisition of Gold Road			0.0
Silicosis settlement costs			0.0	0.0	0.0
Profit/(loss) on disposal of assets			(0.2)	0.0	(0.1)
Royalties			(15.9)	(7.1)	(7.0)
Mining and income taxation			(134.6)	(35.0)	(2.2)
Current taxation			(94.8)	(53.0)	(63.3)
Deferred taxation			(39.8)	18.0	61.1
Profit/(loss) for the year			238.6	81.6	(41.6)
Owners of the parent			237.5	81.2	(41.4)
– Non-controlling interest holders			1.1	0.4	(0.2)
Total assets (excluding deferred taxation)			787.2	549.8	519.3
Total liabilities (excluding deferred taxation)			351.8	287.0	320.4
Net deferred taxation (assets)/liabilities			(19.8)	(59.5)	(41.5)
Capital expenditure			45.6	33.7	44.4
Peru | Operating segments | Cerro Corona | Profit on disposal of assets held for sale - Rusoro
Disclosure of operating segments [line items]
Gains on disposals of investments				0.0
Peru | Operating segments | Cerro Corona | Profit on disposal of asset held for sale - Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments				0.0
Chile
Disclosure of operating segments [line items]
Exploration expense			(20.1)	(16.1)	(29.3)
Chile | Operating segments | Salares Norte
Disclosure of operating segments [line items]
Revenue			1,421.4	93.6	0.0
Cost of sales			(354.2)	(26.8)	1.3
Cost of sales before gold inventory change and amortisation and depreciation			(258.5)	(43.1)	12.2
Salaries and wages			(37.2)	(4.1)	(0.6)
- Consumable stores			(33.6)	(9.2)	(0.1)
Utilities			(2.3)	0.0	(0.1)
Mine and other contractors			(88.9)	(20.4)	(11.4)
- Other			(96.5)	(9.4)	0.0
Gold inventory change			62.8	60.9	57.1
Amortisation and depreciation			(158.5)	(44.6)	46.2
Other (costs)/income			4.3	(2.8)	(3.5)
Investment income			5.0	1.3	0.9
Finance expense			(23.3)	(1.8)	2.1
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations			0.0
Share-based payments			(1.4)	0.0	0.1
Long-term incentive plan			(2.5)	(0.2)	0.3
Exploration expense			(20.1)	(16.1)	29.3
Reversal of impairment of assets, net Impairment			(3.8)	0.0	0.0
Restructuring costs			0.0	0.0	0.0
Ghana expected credit loss			0.0		0.0
Gain on remeasurement of 50% previously held interest in Gruyere			0.0
Transaction costs on acquisition of Gold Road			0.0
Silicosis settlement costs			0.0	0.0	0.0
Profit/(loss) on disposal of assets			0.0	0.0	0.0
Royalties			0.0	0.0	0.0
Mining and income taxation			(344.3)	(20.4)	(10.1)
Current taxation			(63.2)	0.0	0.0
Deferred taxation			(281.1)	(20.4)	(10.1)
Profit/(loss) for the year			681.1	26.8	(25.6)
Owners of the parent			681.1	26.8	(25.6)
– Non-controlling interest holders			0.0	0.0	0.0
Total assets (excluding deferred taxation)			2,393.0	2,010.7	1,435.7
Total liabilities (excluding deferred taxation)			893.7	1,620.0	1,347.2
Net deferred taxation (assets)/liabilities			195.4	(85.7)	(106.1)
Capital expenditure			293.2	388.7	398.1
Chile | Operating segments | Salares Norte | Profit on disposal of assets held for sale - Rusoro
Disclosure of operating segments [line items]
Gains on disposals of investments				0.0
Chile | Operating segments | Salares Norte | Profit on disposal of asset held for sale - Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments				0.0
Australia
Disclosure of operating segments [line items]
Exploration expense			(67.5)	(44.1)	(33.4)
Royalties			(91.9)	(59.5)	(51.7)
Australia | Operating segments
Disclosure of operating segments [line items]
Revenue			3,691.7	2,424.8	2,060.7
Cost of sales			(1,571.2)	(1,219.8)	(1,149.8)
Cost of sales before gold inventory change and amortisation and depreciation			(1,119.3)	(923.6)	(855.2)
Salaries and wages			(193.9)	(167.4)	(167.5)
- Consumable stores			(127.7)	(104.5)	(107.6)
Utilities			(77.1)	(68.4)	(60.8)
Mine and other contractors			(392.6)	(332.6)	(296.8)
- Other			(328.0)	(250.7)	(222.5)
Gold inventory change			(35.7)	(16.5)	(6.7)
Amortisation and depreciation			(416.2)	(279.7)	(287.9)
Other (costs)/income			(45.0)	(25.7)	(9.3)
Investment income			4.7	3.7	2.9
Finance expense			(24.7)	(25.9)	(25.6)
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations			0.0
Share-based payments			(5.9)	(1.5)	(0.9)
Long-term incentive plan			(9.9)	(6.0)	(17.2)
Exploration expense			(51.5)	(35.6)	(32.0)
Reversal of impairment of assets, net Impairment			0.0	0.0	0.0
Restructuring costs			0.0	0.0	(0.7)
Ghana expected credit loss			0.0		0.0
Gain on remeasurement of 50% previously held interest in Gruyere			808.2
Transaction costs on acquisition of Gold Road			0.0
Silicosis settlement costs			0.0	0.0	0.0
Profit/(loss) on disposal of assets			0.2	(0.2)	32.2
Royalties			(92.0)	(59.4)	(51.7)
Mining and income taxation			(571.6)	(318.0)	(243.8)
Current taxation			(548.0)	(286.2)	(230.3)
Deferred taxation			(23.6)	(31.8)	(13.5)
Profit/(loss) for the year			2,133.0	736.4	564.8
Owners of the parent			2,133.0	736.4	564.8
– Non-controlling interest holders			0.0	0.0	0.0
Total assets (excluding deferred taxation)			7,196.2	2,862.4	2,743.8
Total liabilities (excluding deferred taxation)			797.2	682.6	634.3
Net deferred taxation (assets)/liabilities			586.9	208.5	194.8
Capital expenditure			646.7	435.9	295.7
Australia | Operating segments | Profit on disposal of assets held for sale - Rusoro
Disclosure of operating segments [line items]
Gains on disposals of investments				0.0
Australia | Operating segments | Profit on disposal of asset held for sale - Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments				0.0
Australia | Operating segments | St Ives
Disclosure of operating segments [line items]
Revenue			1,278.4	825.0	717.0
Cost of sales			(564.8)	(438.1)	(398.9)
Cost of sales before gold inventory change and amortisation and depreciation			(440.7)	(358.3)	(322.6)
Salaries and wages			(57.2)	(40.4)	(48.0)
- Consumable stores			(44.8)	(32.8)	(35.0)
Utilities			(29.1)	(29.1)	(22.8)
Mine and other contractors			(208.1)	(171.9)	(145.9)
- Other			(101.4)	(84.1)	(70.9)
Gold inventory change			14.3	(16.7)	(3.5)
Amortisation and depreciation			(138.4)	(63.1)	(72.8)
Other (costs)/income			(1.6)	(25.0)	(6.0)
Investment income			1.7	1.4	1.3
Finance expense			(6.0)	(6.3)	(4.4)
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations			0.0
Share-based payments			(1.9)	(0.5)	(0.3)
Long-term incentive plan			(3.5)	(2.2)	(6.3)
Exploration expense			(26.0)	(19.6)	(16.6)
Reversal of impairment of assets, net Impairment			0.0	0.0	0.0
Restructuring costs			0.0	0.0	(0.7)
Ghana expected credit loss			0.0		0.0
Gain on remeasurement of 50% previously held interest in Gruyere			0.0
Transaction costs on acquisition of Gold Road			0.0
Silicosis settlement costs			0.0	0.0	0.0
Profit/(loss) on disposal of assets			0.0	0.2	31.9
Royalties			0.0	0.0	0.0
Mining and income taxation			0.0	0.0	0.0
Current taxation			0.0	0.0	0.0
Deferred taxation			0.0	0.0	0.0
Profit/(loss) for the year			0.0	0.0	0.0
Owners of the parent			0.0	0.0	0.0
– Non-controlling interest holders			0.0	0.0	0.0
Total assets (excluding deferred taxation)			1,570.0	1,053.1	926.5
Total liabilities (excluding deferred taxation)			227.8	190.2	213.7
Net deferred taxation (assets)/liabilities			0.0	0.0	0.0
Capital expenditure			281.4	198.0	97.3
Australia | Operating segments | St Ives | Profit on disposal of assets held for sale - Rusoro
Disclosure of operating segments [line items]
Gains on disposals of investments				0.0
Australia | Operating segments | St Ives | Profit on disposal of asset held for sale - Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments				0.0
Australia | Operating segments | Agnew
Disclosure of operating segments [line items]
Revenue			836.5	562.1	473.6
Cost of sales			(325.7)	(291.2)	(268.4)
Cost of sales before gold inventory change and amortisation and depreciation			(253.4)	(222.9)	(200.3)
Salaries and wages			(44.4)	(43.8)	(37.3)
- Consumable stores			(23.1)	(21.4)	(21.5)
Utilities			(8.4)	(6.4)	(4.2)
Mine and other contractors			(102.8)	(96.5)	(91.0)
- Other			(74.8)	(54.8)	(46.3)
Gold inventory change			(0.8)	3.2	5.0
Amortisation and depreciation			(71.5)	(71.5)	(73.1)
Other (costs)/income			(23.8)	(1.2)	(3.2)
Investment income			0.9	0.7	0.5
Finance expense			(5.5)	(5.7)	(5.3)
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations			0.0
Share-based payments			(1.4)	(0.3)	(0.2)
Long-term incentive plan			(1.9)	(0.9)	(3.9)
Exploration expense			(19.6)	(11.0)	(9.8)
Reversal of impairment of assets, net Impairment			0.0	0.0	0.0
Restructuring costs			0.0	0.0	0.0
Ghana expected credit loss			0.0		0.0
Gain on remeasurement of 50% previously held interest in Gruyere			0.0
Transaction costs on acquisition of Gold Road			0.0
Silicosis settlement costs			0.0	0.0	0.0
Profit/(loss) on disposal of assets			0.0	0.0	0.1
Royalties			0.0	0.0	0.0
Mining and income taxation			0.0	0.0	0.0
Current taxation			0.0	0.0	0.0
Deferred taxation			0.0	0.0	0.0
Profit/(loss) for the year			0.0	0.0	0.0
Owners of the parent			0.0	0.0	0.0
– Non-controlling interest holders			0.0	0.0	0.0
Total assets (excluding deferred taxation)			843.9	470.5	841.1
Total liabilities (excluding deferred taxation)			173.0	139.3	153.7
Net deferred taxation (assets)/liabilities			0.0	0.0	0.0
Capital expenditure			85.8	72.4	70.4
Australia | Operating segments | Agnew | Profit on disposal of assets held for sale - Rusoro
Disclosure of operating segments [line items]
Gains on disposals of investments				0.0
Australia | Operating segments | Agnew | Profit on disposal of asset held for sale - Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments				0.0
Australia | Operating segments | Granny Smith
Disclosure of operating segments [line items]
Revenue			914.2	688.8	556.2
Cost of sales			(309.7)	(302.2)	(292.4)
Cost of sales before gold inventory change and amortisation and depreciation			(243.9)	(235.0)	(223.9)
Salaries and wages			(73.9)	(71.7)	(70.5)
- Consumable stores			(32.9)	(32.4)	(35.1)
Utilities			(18.8)	(19.8)	(19.1)
Mine and other contractors			(36.4)	(40.2)	(32.7)
- Other			(81.9)	(70.9)	(66.5)
Gold inventory change			5.3	3.0	(0.4)
Amortisation and depreciation			(71.1)	(70.2)	(68.1)
Other (costs)/income			(13.3)	1.6	(0.1)
Investment income			0.8	0.6	0.4
Finance expense			(3.6)	(4.1)	(3.2)
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations			0.0
Share-based payments			(1.6)	(0.4)	(0.3)
Long-term incentive plan			(3.5)	(2.2)	(5.1)
Exploration expense			(5.9)	(3.1)	(3.7)
Reversal of impairment of assets, net Impairment			0.0	0.0	0.0
Restructuring costs			0.0	0.0	0.0
Ghana expected credit loss			0.0		0.0
Gain on remeasurement of 50% previously held interest in Gruyere			0.0
Transaction costs on acquisition of Gold Road			0.0
Silicosis settlement costs			0.0	0.0	0.0
Profit/(loss) on disposal of assets			0.2	(0.1)	0.1
Royalties			0.0	0.0	0.0
Mining and income taxation			0.0	0.0	0.0
Current taxation			0.0	0.0	0.0
Deferred taxation			0.0	0.0	0.0
Profit/(loss) for the year			0.0	0.0	0.0
Owners of the parent			0.0	0.0	0.0
– Non-controlling interest holders			0.0	0.0	0.0
Total assets (excluding deferred taxation)			1,267.4	797.4	608.5
Total liabilities (excluding deferred taxation)			130.7	119.4	128.0
Net deferred taxation (assets)/liabilities			0.0	0.0	0.0
Capital expenditure			122.1	80.4	76.3
Australia | Operating segments | Granny Smith | Profit on disposal of assets held for sale - Rusoro
Disclosure of operating segments [line items]
Gains on disposals of investments				0.0
Australia | Operating segments | Granny Smith | Profit on disposal of asset held for sale - Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments				0.0
Australia | Operating segments | Gruyere
Disclosure of operating segments [line items]
Revenue			662.6	348.9	313.9
Cost of sales			(371.0)	(188.3)	(190.0)
Cost of sales before gold inventory change and amortisation and depreciation			(181.3)	(107.4)	(108.3)
Salaries and wages			(18.4)	(11.5)	(11.7)
- Consumable stores			(26.9)	(17.9)	(16.0)
Utilities			(20.8)	(13.1)	(14.7)
Mine and other contractors			(45.3)	(24.0)	(27.1)
- Other			(69.9)	(40.9)	(38.8)
Gold inventory change			(54.5)	(6.0)	(7.8)
Amortisation and depreciation			(135.2)	(74.9)	(73.9)
Other (costs)/income			(6.3)	(1.1)	0.0
Investment income			1.3	1.0	0.7
Finance expense			(9.6)	(9.8)	(12.7)
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations			0.0
Share-based payments			(1.0)	(0.3)	(0.1)
Long-term incentive plan			(1.0)	(0.7)	(1.9)
Exploration expense			0.0	(1.9)	(1.9)
Reversal of impairment of assets, net Impairment			0.0	0.0	0.0
Restructuring costs			0.0	0.0	0.0
Ghana expected credit loss			0.0		0.0
Gain on remeasurement of 50% previously held interest in Gruyere			808.2
Transaction costs on acquisition of Gold Road			0.0
Silicosis settlement costs			0.0	0.0	0.0
Profit/(loss) on disposal of assets			0.0	(0.3)	0.1
Royalties			0.0	0.0	0.0
Mining and income taxation			0.0	0.0	0.0
Current taxation			0.0	0.0	0.0
Deferred taxation			0.0	0.0	0.0
Profit/(loss) for the year			0.0	0.0	0.0
Owners of the parent			0.0	0.0	0.0
– Non-controlling interest holders			0.0	0.0	0.0
Total assets (excluding deferred taxation)			3,514.9	541.4	367.7
Total liabilities (excluding deferred taxation)			265.7	233.7	138.9
Net deferred taxation (assets)/liabilities			0.0	0.0	0.0
Capital expenditure			$ 157.4	85.1	$ 51.7
Australia | Operating segments | Gruyere | Profit on disposal of assets held for sale - Rusoro
Disclosure of operating segments [line items]
Gains on disposals of investments				0.0
Australia | Operating segments | Gruyere | Profit on disposal of asset held for sale - Asanko Gold
Disclosure of operating segments [line items]
Gains on disposals of investments				$ 0.0